LEASES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Debt Instrument [Line Items]
Incremental borrowing rate	3.625%		2.75%
Right-of-use assets	$ 288,374		$ 34,143
Operating lease expenses	$ 32,931	$ 34,303
Hong Kong Dollar Best Lending Rate [Member]
Debt Instrument [Line Items]
Incremental borrowing rate	2.25%